Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 93,812	$ 3,674	$ 121,904	$ 13,494
Cost of revenue	82,003		101,580
Gross profit	11,809	3,674	20,324	13,494
Operating expenses:
Salaries and management fees	90,303	940	510,226	126,227
Commissions and marketing			6,427	9,651
Rent	5,437	537	16,694	21,174
Travel and entertainment	2,406	181	22,830	11,124
Transfer agent and filing fees	1,832	923	11,148
Professional and consulting fees	5,962		74,911	11,400
Software development and internet expenses	1,711	1,544	28,873	4,000
Other general and administrative	12,660	255	24,262	9,776
Total operating expenses	120,311	4,380	695,371	193,352
Operating loss	(108,502)	(706)	(675,047)	(179,858)
Other income (expense):
Interest expense	(13,329)		(29,737)
Change in fair market value of derivative liabilities	11,180		10,000
Gain on sale of marketable securities	3,174
Total other income, net	1,025		(19,737)
Net loss	(107,477)	(706)	(694,784)	(179,858)
Other Comprehensive gain (loss), net of tax:
Unrealized gain (loss) on marketable securities	343,000	1,000	114,000	(98,000)
Other comprehensive gain (loss)	343,000	1,000	114,000	(98,000)
Comprehensive loss	$ 235,523	$ 294	$ (580,784)	$ (277,858)
Net loss per share	$ (0.01)	$ 0.00	$ (0.05)	$ (0.06)
Weighted average number of common shares outstanding Basic and diluted	19,050,000	3,333,000	15,195,723	3,179,638